INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Tax asset in respect of:
Operating loss carryforward and deductions	$ 42,443	$ 34,387
Reserves, allowances and other	27	22
Net deferred tax asset before valuation allowance	42,470	34,409
Valuation allowance	(42,470)	(34,409)
Net deferred tax asset